NOTE 7 - CONVERTIBLE DEBT (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Interest Expense			$ 79,947	$ 57,317
Convertible Debt
Interest Expense	$ 6,138	$ 9,988
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	$ 0	$ 17,031